UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2012

1.797921.108

AIG-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (e)	35,672	$ 2,024
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	181,993	2,461
Betfair Group PLC	14,255	158
Domino's Pizza, Inc.	30,900	949
Dunkin' Brands Group, Inc.	19,100	620
Icahn Enterprises LP rights (a)	15,231	0
McDonald's Corp.	73,706	6,585
Starbucks Corp.	97,875	5,372
Yum! Brands, Inc.	68,582	4,825
		20,970
Household Durables - 0.1%
Harman International Industries, Inc.	18,478	725
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	5,233	3,273
Media - 2.1%
Comcast Corp. Class A	384,997	11,130
DIRECTV (a)	84,171	3,741
Legend Pictures LLC (a)(n)(o)	415	444
The Walt Disney Co.	152,978	6,993
		22,308
Multiline Retail - 0.4%
Dollar General Corp. (a)	98,322	4,809
Specialty Retail - 1.4%
AutoZone, Inc. (a)	4,029	1,532
Limited Brands, Inc.	35,837	1,590
Lowe's Companies, Inc.	218,662	5,843
TJX Companies, Inc.	133,587	5,672
		14,637
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)	24,367	2,454
TOTAL CONSUMER DISCRETIONARY		71,200
CONSUMER STAPLES - 6.8%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	38,426	2,600
Coca-Cola Bottling Co. CONSOLIDATED	6,281	385
Coca-Cola FEMSA SAB de CV sponsored ADR	3,362	387
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	23,062	$ 304
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,270	356
Constellation Brands, Inc. Class A (sub. vtg.) (a)	109,523	2,113
Diageo PLC sponsored ADR	28,163	2,685
Embotelladora Andina SA sponsored ADR	11,952	374
Molson Coors Brewing Co. Class B	39,659	1,525
Pernod Ricard SA	18,796	1,836
Remy Cointreau SA	15,125	1,502
The Coca-Cola Co.	188,165	14,062
		28,129
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	171,779	7,720
Drogasil SA	29,000	268
Kroger Co.	2,300	51
Safeway, Inc.	15,435	294
Wal-Mart Stores, Inc.	14,900	981
Walgreen Co.	19,110	583
		9,897
Food Products - 0.4%
Bunge Ltd.	19,083	1,135
Green Mountain Coffee Roasters, Inc. (a)	9,111	215
Nestle SA	18,613	1,056
Orion Corp.	327	266
Unilever NV (NY Reg.)	58,561	1,836
		4,508
Household Products - 1.5%
Colgate-Palmolive Co.	12,539	1,233
Procter & Gamble Co.	237,536	14,796
Spectrum Brands Holdings, Inc. (a)	10,806	373
		16,402
Personal Products - 0.2%
L'Oreal SA	15,100	1,700
Nu Skin Enterprises, Inc. Class A	16,260	697
		2,397
Tobacco - 1.2%
Altria Group, Inc.	26,682	859
British American Tobacco PLC sponsored ADR	112,854	10,617
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	4,360	$ 368
Souza Cruz SA	25,850	346
		12,190
TOTAL CONSUMER STAPLES		73,523
ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	34,860	1,455
Cameron International Corp. (a)	47,247	2,159
Discovery Offshore S.A. (a)(f)	50,600	87
Ensco PLC Class A	44,666	2,006
Forum Energy Technologies, Inc.	12,365	266
Halliburton Co.	65,392	1,966
National Oilwell Varco, Inc.	52,572	3,509
Noble Corp.	72,374	2,263
Ocean Rig UDW, Inc. (United States)	49,644	742
Oceaneering International, Inc.	15,677	725
Schlumberger Ltd.	34,016	2,152
Transocean Ltd. (United States)	7,364	301
Vantage Drilling Co. (a)	258,600	388
		18,019
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	35,659	374
Anadarko Petroleum Corp.	59,414	3,624
Apache Corp.	43,883	3,571
BP PLC sponsored ADR	40,311	1,470
Calumet Specialty Products Partners LP	7,734	173
Cheniere Energy, Inc. (a)	14,100	198
Chevron Corp.	24,892	2,447
Cobalt International Energy, Inc. (a)	26,691	605
EV Energy Partners LP	2,600	133
Exxon Mobil Corp.	127,833	10,052
Halcon Resources Corp. (o)	40,000	339
Hess Corp.	38,153	1,667
HollyFrontier Corp.	79,674	2,349
InterOil Corp. (a)(e)	21,210	1,409
Kodiak Oil & Gas Corp. (a)	36,637	297
Marathon Oil Corp.	115,655	2,881
Marathon Petroleum Corp.	76,538	2,761
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midstates Petroleum Co., Inc.	45,900	$ 658
Noble Energy, Inc.	16,772	1,417
Occidental Petroleum Corp.	55,686	4,414
QEP Resources, Inc.	30,319	798
Rockhopper Exploration PLC (a)	70,251	328
Royal Dutch Shell PLC Class B sponsored ADR	104,012	6,693
Suncor Energy, Inc.	82,890	2,250
Williams Companies, Inc.	77,400	2,363
		53,271
TOTAL ENERGY		71,290
FINANCIALS - 9.2%
Capital Markets - 1.0%
BlackRock, Inc. Class A	18,925	3,232
E*TRADE Financial Corp. (a)	35,200	299
Evercore Partners, Inc. Class A	13,500	334
ICAP PLC	51,500	271
Invesco Ltd.	54,062	1,176
Morgan Stanley	14,438	193
State Street Corp.	51,266	2,113
TD Ameritrade Holding Corp.	43,464	746
The Blackstone Group LP	70,365	847
UBS AG	107,894	1,225
		10,436
Commercial Banks - 2.6%
CIT Group, Inc. (a)	14,564	498
Comerica, Inc.	47,194	1,436
FirstMerit Corp.	36,156	575
Huntington Bancshares, Inc.	212,271	1,388
Synovus Financial Corp. (e)	245,905	470
U.S. Bancorp	346,826	10,790
Wells Fargo & Co.	390,934	12,529
		27,686
Consumer Finance - 1.2%
Capital One Financial Corp.	198,928	10,219
SLM Corp.	208,912	2,919
		13,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.5%
African Bank Investments Ltd.	65,500	$ 280
Bank of America Corp.	407,073	2,992
Citigroup, Inc.	281,120	7,452
JPMorgan Chase & Co.	133,708	4,432
NBH Holdings Corp. Class A (a)(f)	28,500	513
		15,669
Insurance - 1.6%
ACE Ltd.	34,969	2,529
Amlin PLC	121,175	595
Berkshire Hathaway, Inc.:
Class A (a)	11	1,307
Class B (a)	15,400	1,222
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,300	2,088
MetLife, Inc.	218,305	6,377
Torchmark Corp.	34,800	1,624
Validus Holdings Ltd.	53,379	1,675
		17,417
Real Estate Investment Trusts - 1.1%
American Tower Corp.	86,727	5,627
Camden Property Trust (SBI)	19,388	1,262
Equity Lifestyle Properties, Inc.	12,900	850
Japan Retail Fund Investment Corp.	191	301
Prologis, Inc.	39,642	1,268
Sun Communities, Inc.	12,148	501
The Macerich Co.	34,471	1,967
		11,776
Real Estate Management & Development - 0.0%
PT Lippo Karawaci Tbk	3,617,125	304
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	115,380	1,850
Washington Mutual, Inc. (a)	130,000	0
WMI Holdings Corp. (a)	4,355	2
		1,852
TOTAL FINANCIALS		98,278
HEALTH CARE - 7.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	9,549	865
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	103,424	$ 7,190
AVEO Pharmaceuticals, Inc. (a)	3,908	50
Biogen Idec, Inc. (a)	30,726	4,017
BioMarin Pharmaceutical, Inc. (a)	33,205	1,183
Gilead Sciences, Inc. (a)	76,849	3,839
ONYX Pharmaceuticals, Inc. (a)	14,621	669
		17,813
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	157,517	904
C.R. Bard, Inc.	16,705	1,624
Covidien PLC	78,407	4,060
Edwards Lifesciences Corp. (a)	28,046	2,394
Mako Surgical Corp. (a)	31,434	714
Quidel Corp. (a)	68,470	1,076
The Cooper Companies, Inc.	17,750	1,512
Wright Medical Group, Inc. (a)	5,700	113
		12,397
Health Care Providers & Services - 1.7%
Catalyst Health Solutions, Inc. (a)	8,900	773
CIGNA Corp.	49,931	2,192
Express Scripts Holding Co. (a)	29,346	1,532
Henry Schein, Inc. (a)	33,400	2,482
McKesson Corp.	36,178	3,158
Omnicare, Inc.	39,300	1,239
UnitedHealth Group, Inc.	115,716	6,453
		17,829
Health Care Technology - 0.0%
SXC Health Solutions Corp. (a)	4,900	450
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	43,339	1,762
Pharmaceuticals - 2.4%
Allergan, Inc.	27,749	2,504
Eli Lilly & Co.	8,400	344
GlaxoSmithKline PLC sponsored ADR	53,231	2,348
Jazz Pharmaceuticals PLC (a)	28,340	1,224
Merck & Co., Inc.	105,868	3,979
Optimer Pharmaceuticals, Inc. (a)	30,900	462
Pfizer, Inc.	462,941	10,125
Sanofi SA sponsored ADR	27,609	940
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	15,163	$ 1,280
Valeant Pharmaceuticals International, Inc. (Canada) (a)	48,582	2,374
		25,580
TOTAL HEALTH CARE		75,831
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	81,676	4,546
MTU Aero Engines Holdings AG	13,181	969
Precision Castparts Corp.	22,935	3,812
Raytheon Co.	33,800	1,701
Textron, Inc.	113,066	2,672
The Boeing Co.	57,615	4,011
United Technologies Corp.	76,818	5,693
		23,404
Building Products - 0.5%
Armstrong World Industries, Inc.	35,751	1,666
Owens Corning (a)	79,488	2,453
Quanex Building Products Corp.	43,670	721
		4,840
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	18,737	1,635
Construction & Engineering - 0.3%
Fluor Corp.	38,200	1,791
Foster Wheeler AG (a)	65,791	1,177
		2,968
Electrical Equipment - 0.3%
Regal-Beloit Corp.	33,478	2,018
Roper Industries, Inc.	17,084	1,729
		3,747
Industrial Conglomerates - 0.8%
Danaher Corp.	92,122	4,788
General Electric Co.	138,399	2,642
Tyco International Ltd.	25,810	1,372
		8,802
Machinery - 1.4%
Caterpillar, Inc.	47,978	4,204
Cummins, Inc.	37,615	3,647
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Fanuc Corp.	9,600	$ 1,650
Fiat Industrial SpA	69,100	698
Fiat Industrial SpA:
rights 6/20/12 (a)	138,200	0
Illinois Tool Works, Inc.	57,723	3,241
Joy Global, Inc.	10,742	600
Parker Hannifin Corp.	13,006	1,063
		15,103
Professional Services - 0.0%
Randstad Holding NV	15,156	410
Road & Rail - 0.8%
Canadian Pacific	10,900	803
CSX Corp.	103,877	2,170
J.B. Hunt Transport Services, Inc.	10,500	600
Union Pacific Corp.	49,268	5,488
		9,061
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	3,300	639
TOTAL INDUSTRIALS		70,609
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	22,617	517
ADTRAN, Inc.	36,100	1,055
Juniper Networks, Inc. (a)	93,763	1,613
Polycom, Inc. (a)	16,649	190
QUALCOMM, Inc.	276,630	15,854
Riverbed Technology, Inc. (a)	29,493	484
		19,713
Computers & Peripherals - 4.7%
Apple, Inc. (a)	80,649	46,593
Hewlett-Packard Co.	37,075	841
SanDisk Corp. (a)	103,691	3,391
		50,825
Electronic Equipment & Components - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	200,000	586
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	49,870	$ 490
eBay, Inc. (a)	38,957	1,527
Google, Inc. Class A (a)	6,699	3,891
Mail.ru Group Ltd.:
GDR (a)(f)	20,400	640
GDR (Reg. S) (a)	10,228	322
VeriSign, Inc.	105,337	4,027
		10,897
IT Services - 0.3%
Accenture PLC Class A	55,599	3,175
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	79,972	486
Amkor Technology, Inc. (a)(e)	51,883	245
Analog Devices, Inc.	179,620	6,533
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	11,129	510
Avago Technologies Ltd.	71,002	2,350
Broadcom Corp. Class A	14,500	469
Fairchild Semiconductor International, Inc. (a)	51,323	678
International Rectifier Corp. (a)	73,428	1,383
Marvell Technology Group Ltd.	31,516	395
Maxim Integrated Products, Inc.	68,014	1,711
Micron Technology, Inc. (a)	372,569	2,176
NVIDIA Corp. (a)	32,346	402
NXP Semiconductors NV (a)	69,217	1,461
ON Semiconductor Corp. (a)	94,050	634
PMC-Sierra, Inc. (a)	82,330	525
RF Micro Devices, Inc. (a)	165,167	623
Skyworks Solutions, Inc. (a)	51,689	1,388
		21,969
Software - 2.9%
Ariba, Inc. (a)	72,467	3,256
Check Point Software Technologies Ltd. (a)	52,498	2,690
Citrix Systems, Inc. (a)	80,871	5,910
Microsoft Corp.	657,836	19,202
Oracle Corp.	19,056	504
		31,562
TOTAL INFORMATION TECHNOLOGY		138,727
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	34,895	$ 2,758
E.I. du Pont de Nemours & Co.	83,745	4,042
Eastman Chemical Co.	31,683	1,475
Ecolab, Inc.	37,721	2,384
LyondellBasell Industries NV Class A	24,778	978
Sherwin-Williams Co.	19,099	2,476
Sigma Aldrich Corp.	13,251	919
The Mosaic Co.	16,786	800
		15,832
Containers & Packaging - 0.2%
Ball Corp.	37,422	1,496
Rock-Tenn Co. Class A	23,920	1,234
		2,730
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	85,150	1,491
Goldcorp, Inc.	43,609	1,592
Ivanhoe Mines Ltd. (a)	81,137	766
		3,849
TOTAL MATERIALS		22,411
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	123,583	4,847
Verizon Communications, Inc.	127,027	5,289
		10,136
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	21,127	1,098
Sprint Nextel Corp. (a)	249,800	642
Vodafone Group PLC sponsored ADR	22,900	613
		2,353
TOTAL TELECOMMUNICATION SERVICES		12,489
UTILITIES - 2.3%
Electric Utilities - 1.5%
Duke Energy Corp.	169,191	3,719
Edison International	86,710	3,898
Exelon Corp.	12,880	476
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	76,284	$ 3,569
NextEra Energy, Inc.	65,945	4,309
		15,971
Gas Utilities - 0.0%
ONEOK, Inc.	6,337	526
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	13,000	199
The AES Corp. (a)	140,255	1,696
		1,895
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	49,329	998
NiSource, Inc.	37,076	930
PG&E Corp.	29,248	1,278
Sempra Energy	44,750	2,909
		6,115
TOTAL UTILITIES		24,507
TOTAL COMMON STOCKS (Cost $614,824)		658,865
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $6)	173	0
Nonconvertible Bonds - 7.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	653
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
5.7% 5/15/18	$ 515	$ 605
6.4% 3/1/40	347	440
6.45% 3/15/37	238	293
Discovery Communications LLC:
3.7% 6/1/15	260	276
6.35% 6/1/40	236	288
NBCUniversal Media LLC:
3.65% 4/30/15	137	146
5.15% 4/30/20	431	500
6.4% 4/30/40	309	380
News America Holdings, Inc. 7.75% 12/1/45	576	706
News America, Inc.:
6.15% 3/1/37	235	266
6.15% 2/15/41	186	214
Time Warner Cable, Inc.:
5.4% 7/2/12	19	19
5.85% 5/1/17	363	422
6.2% 7/1/13	18	19
6.75% 7/1/18	439	532
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	276
Viacom, Inc.:
3.5% 4/1/17	583	627
6.75% 10/5/37	105	137
		6,855
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	18
TOTAL CONSUMER DISCRETIONARY		6,873
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	76	76
3.25% 5/15/22	90	90
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 4	$ 4
5.875% 1/15/36	226	252
6.375% 6/15/14	369	406
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	302
		1,155
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	458
6.125% 2/1/18	416	496
6.5% 8/11/17	375	454
6.5% 2/9/40	73	93
		1,501
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	962	1,323
Philip Morris International, Inc. 4.875% 5/16/13	291	303
Reynolds American, Inc.:
6.75% 6/15/17	23	28
7.25% 6/15/37	409	516
		2,170
TOTAL CONSUMER STAPLES		4,826
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	395
5.35% 3/15/20 (f)	327	366
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	386
5% 10/1/21	146	156
6.5% 4/1/20	24	28
Transocean, Inc.:
5.05% 12/15/16	238	260
6.375% 12/15/21	315	362
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		1,987
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 16	$ 18
6.375% 9/15/17	673	787
Apache Corp.:
3.25% 4/15/22	229	239
4.75% 4/15/43	243	267
Canadian Natural Resources Ltd. 5.15% 2/1/13	36	37
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	451
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	468
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	31	31
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	239
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	368
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	183
6.85% 1/15/40 (f)	223	286
Nakilat, Inc. 6.067% 12/31/33 (f)	279	303
Nexen, Inc.:
5.2% 3/10/15	7	7
5.875% 3/10/35	355	370
6.2% 7/30/19	19	22
6.4% 5/15/37	97	107
Pemex Project Funding Master Trust 1.0797% 12/3/12 (f)(k)	200	199
Petro-Canada 6.05% 5/15/18	150	177
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	366
5.375% 1/27/21	551	588
5.75% 1/20/20	488	532
7.875% 3/15/19	399	483
Petroleos Mexicanos:
4.875% 1/24/22 (f)	237	248
5.5% 1/21/21	369	406
6% 3/5/20	21	24
6.5% 6/2/41 (f)	460	513
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
4.3% 4/1/22 (f)	$ 338	$ 352
5.875% 5/1/42 (f)	289	309
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	175
3.95% 9/15/15	202	217
4.25% 9/1/12	16	16
6.125% 1/15/17	205	239
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	252
5.5% 9/30/14 (f)	250	269
6.332% 9/30/27 (f)	380	432
6.75% 9/30/19 (f)	250	295
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	22
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	97
Suncor Energy, Inc. 6.1% 6/1/18	395	471
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	379
Western Gas Partners LP 5.375% 6/1/21	393	434
		11,829
TOTAL ENERGY		13,816
FINANCIALS - 3.7%
Capital Markets - 0.5%
BlackRock, Inc.:
3.375% 6/1/22	330	334
4.25% 5/24/21	165	181
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	95
5.625% 1/15/17	500	513
5.75% 1/24/22	982	1,008
5.95% 1/18/18	32	33
6% 6/15/20	600	630
6.15% 4/1/18	36	38
6.75% 10/1/37	187	184
JPMorgan Chase Capital XX 6.55% 9/29/36	235	234
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 31	$ 34
7.125% 5/15/15	11	12
Morgan Stanley:
4.75% 4/1/14	335	331
5.5% 7/28/21	702	658
6.625% 4/1/18	600	609
		5,897
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	428
Credit Suisse New York Branch 6% 2/15/18	632	672
Discover Bank 8.7% 11/18/19	445	568
Fifth Third Bancorp 8.25% 3/1/38	94	133
Fifth Third Bank 4.75% 2/1/15	250	266
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	228
HBOS PLC 6.75% 5/21/18 (f)	180	165
HSBC Holdings PLC 4% 3/30/22	328	334
Huntington Bancshares, Inc. 7% 12/15/20	97	115
JPMorgan Chase Bank 6% 10/1/17	250	278
KeyBank NA:
5.45% 3/3/16	294	326
5.8% 7/1/14	322	347
Marshall & Ilsley Bank:
5% 1/17/17	231	250
5.25% 9/4/12	112	113
Regions Bank:
6.45% 6/26/37	402	395
7.5% 5/15/18	282	316
Regions Financial Corp.:
0.6437% 6/26/12 (k)	11	11
5.75% 6/15/15	73	77
7.75% 11/10/14	229	249
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	232
3.676% 6/15/16	160	170
		5,708
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.3%
Discover Financial Services:
5.2% 4/27/22	$ 42	$ 45
6.45% 6/12/17	1,019	1,160
General Electric Capital Corp.:
2.25% 11/9/15	633	641
2.95% 5/9/16	185	191
3.5% 6/29/15	192	202
6% 8/7/19	1,000	1,175
		3,414
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	380	379
5.65% 5/1/18	205	214
5.7% 1/24/22	193	205
5.75% 12/1/17	615	640
6.5% 8/1/16	300	325
BP Capital Markets PLC:
3.625% 5/8/14	14	15
4.5% 10/1/20	21	23
4.742% 3/11/21	300	341
Capital One Capital V 10.25% 8/15/39	344	356
Citigroup, Inc.:
3.953% 6/15/16	397	404
4.5% 1/14/22	50	51
4.75% 5/19/15	1,151	1,199
5.875% 1/30/42	282	301
6.125% 5/15/18	685	746
6.5% 8/19/13	164	172
JPMorgan Chase & Co.:
3.15% 7/5/16	430	439
4.35% 8/15/21	420	439
4.5% 1/24/22	134	143
4.95% 3/25/20	661	720
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	162
		7,377
Insurance - 0.7%
Allstate Corp. 6.2% 5/16/14	264	292
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 4.875% 9/15/16	$ 257	$ 271
Aon Corp.:
3.125% 5/27/16	376	391
3.5% 9/30/15	151	158
5% 9/30/20	133	151
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	116	117
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	354
5.375% 3/15/17	6	6
6.625% 4/15/42	250	261
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	434
6.5% 3/15/35 (f)	327	347
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	257
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	199	222
MetLife, Inc.:
4.75% 2/8/21	137	151
6.75% 6/1/16	290	341
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	275
Monumental Global Funding III 5.5% 4/22/13 (f)	18	19
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	279
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	264
Pacific LifeCorp 6% 2/10/20 (f)	230	257
Prudential Financial, Inc.:
3.625% 9/17/12	500	504
4.5% 11/16/21	200	211
4.75% 9/17/15	500	541
5.15% 1/15/13	26	27
5.8% 11/16/41	262	279
6.2% 11/15/40	134	149
7.375% 6/15/19	120	146
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	39
Unum Group:
5.625% 9/15/20	270	295
7.125% 9/30/16	19	22
		7,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	$ 108	$ 111
Boston Properties, Inc. 3.85% 2/1/23 (g)	248	247
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	323
5.375% 10/15/12	133	134
7.5% 4/1/17	203	233
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	50
6.25% 12/15/14	947	1,019
Federal Realty Investment Trust:
5.9% 4/1/20	95	108
6% 7/15/12	23	23
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	527
Washington (REIT) 5.25% 1/15/14	10	10
		2,865
Real Estate Management & Development - 0.7%
BioMed Realty LP:
3.85% 4/15/16	390	400
6.125% 4/15/20	126	144
Brandywine Operating Partnership LP 5.7% 5/1/17	1,000	1,068
Digital Realty Trust LP:
4.5% 7/15/15	172	181
5.25% 3/15/21	201	215
Duke Realty LP:
5.4% 8/15/14	221	235
5.95% 2/15/17	57	64
6.25% 5/15/13	285	295
6.5% 1/15/18	285	326
6.75% 3/15/20	12	14
8.25% 8/15/19	127	158
ERP Operating LP:
4.625% 12/15/21	724	790
4.75% 7/15/20	265	293
5.375% 8/1/16	117	131
5.5% 10/1/12	139	141
5.75% 6/15/17	567	656
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.75% 10/1/20	$ 394	$ 419
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	326
Mack-Cali Realty LP:
4.5% 4/18/22	108	112
7.75% 8/15/19	23	28
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	13
Simon Property Group LP:
2.8% 1/30/17	82	84
4.125% 12/1/21	229	249
4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	478	551
6.15% 11/15/15	33	37
		7,161
TOTAL FINANCIALS		39,494
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	362
Celgene Corp. 2.45% 10/15/15	20	20
		382
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	417
Express Scripts, Inc.:
3.125% 5/15/16	357	372
5.25% 6/15/12	267	267
6.25% 6/15/14	98	107
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	39
4.125% 9/15/20	259	279
		1,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	$ 23	$ 25
TOTAL HEALTH CARE		1,888
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	364
United Technologies Corp.:
3.1% 6/1/22	365	379
4.5% 6/1/42	365	392
		1,154
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	18	19
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	11	12
8.36% 1/20/19	9	10
		47
TOTAL INDUSTRIALS		1,201
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	802
		832
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
4.5% 5/15/21	128	132
		145
TOTAL INFORMATION TECHNOLOGY		977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	$ 343	$ 360
4.25% 11/15/20	186	198
5.25% 11/15/41	118	127
7.6% 5/15/14	501	560
		1,245
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	240
ArcelorMittal SA 3.75% 3/1/16	36	36
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	360	376
Vale Overseas Ltd.:
4.375% 1/11/22	336	336
6.25% 1/23/17	503	567
		1,555
TOTAL MATERIALS		2,817
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.3% 1/15/38	398	494
CenturyLink, Inc.:
6.15% 9/15/19	164	172
6.45% 6/15/21	280	290
Embarq Corp. 7.995% 6/1/36	175	180
Telefonica Emisiones SAU:
5.134% 4/27/20	380	336
5.462% 2/16/21	242	216
Verizon Communications, Inc.:
6.25% 4/1/37	187	238
6.9% 4/15/38	260	355
		2,281
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16	276	279
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	140	140
5.875% 10/1/19	440	508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
6.35% 3/15/40	$ 131	$ 150
Vodafone Group PLC 5% 12/16/13	18	19
		1,096
TOTAL TELECOMMUNICATION SERVICES		3,377
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	202	218
Ameren Illinois Co. 6.125% 11/15/17	165	194
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	35
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	297
6.4% 9/15/20 (f)	569	647
Edison International 3.75% 9/15/17	226	239
FirstEnergy Corp. 7.375% 11/15/31	449	573
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	343	383
LG&E and KU Energy LLC:
2.125% 11/15/15	255	255
3.75% 11/15/20	49	51
Nevada Power Co.:
6.5% 5/15/18	165	203
6.5% 8/1/18	12	15
Pacific Gas & Electric Co. 3.25% 9/15/21	59	62
Pepco Holdings, Inc. 2.7% 10/1/15	240	247
Progress Energy, Inc. 6% 12/1/39	260	326
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
Tampa Electric Co. 4.1% 6/15/42	64	64
		3,937
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	131
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	$ 310	$ 359
PSEG Power LLC 2.75% 9/15/16	90	93
		452
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	176
Dominion Resources, Inc.:
2.7697% 9/30/66 (k)	313	278
7.5% 6/30/66 (k)	26	28
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	19	19
National Grid PLC 6.3% 8/1/16	183	212
NiSource Finance Corp.:
4.45% 12/1/21	155	164
5.4% 7/15/14	11	12
5.45% 9/15/20	148	168
5.8% 2/1/42	199	227
5.95% 6/15/41	396	460
6.4% 3/15/18	11	13
6.8% 1/15/19	677	818
Sempra Energy 2.3% 4/1/17	376	386
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	22
		2,983
TOTAL UTILITIES		7,503
TOTAL NONCONVERTIBLE BONDS (Cost $75,224)		82,772
U.S. Government and Government Agency Obligations - 10.7%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.5% 7/2/15	395	394
Tennessee Valley Authority 5.375% 4/1/56	405	569
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		963
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,600	3,770
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Bonds: - continued
2.125% 2/15/41	$ 1,597	$ 2,328
2.5% 1/15/29	1,068	1,510
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,608
U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 7/12/12 to 8/23/12 (h)	450	450
U.S. Treasury Bonds:
3.125% 2/15/42	1,744	1,915
4.375% 5/15/41	10,325	14,081
U.S. Treasury Notes:
0.125% 12/31/13	4,759	4,749
0.25% 1/31/14	6,248	6,247
0.25% 9/15/14	149	149
0.375% 3/15/15	7,350	7,356
0.5% 8/15/14	1,975	1,984
0.625% 7/15/14	2,835	2,855
0.75% 6/15/14	162	164
0.875% 11/30/16	1,361	1,378
0.875% 4/30/17	1,899	1,920
1.125% 5/31/19	11,475	11,556
1.375% 11/30/15	271	280
2% 2/15/22	23,262	24,225
2.375% 8/31/14	15,000	15,694
2.375% 2/28/15	10,643	11,228
TOTAL U.S. TREASURY OBLIGATIONS		106,231
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $106,840)		114,802
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 1.4%
2.303% 6/1/36 (k)	9	10
2.633% 7/1/37 (k)	30	33
3% 10/1/26 to 6/1/27	1,200	1,258
3% 6/1/27 (g)	700	733
3% 6/1/27 (g)	100	105
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 10/1/40 to 5/1/42	$ 1,039	$ 1,094
3.5% 6/1/42 (g)	300	315
3.5% 6/1/42 (g)	1,000	1,050
4% 5/1/26 to 9/1/40	731	781
4.5% 11/1/18 to 7/1/41	1,092	1,171
5% 12/1/35	954	1,042
5.5% 6/1/33 to 6/1/38	3,194	3,495
6% 11/1/35 to 4/1/40	3,097	3,423
TOTAL FANNIE MAE		14,510
Freddie Mac - 0.9%
3.342% 10/1/35 (k)	26	28
4% 10/1/41	936	1,013
4.5% 5/1/39 to 10/1/41	4,192	4,536
4.5% 6/1/42 (g)	200	214
5% 11/1/35 to 11/1/40	2,300	2,487
5.5% 10/1/38	1,341	1,455
TOTAL FREDDIE MAC		9,733
Ginnie Mae - 0.8%
3.5% 11/15/41 to 2/15/42	1,596	1,707
4% 1/20/41 to 11/15/41	3,921	4,296
4.5% 5/20/40 to 9/20/40	1,687	1,854
5% 12/15/39 to 8/15/40	829	924
TOTAL GINNIE MAE		8,781
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,493)		33,024
Asset-Backed Securities - 0.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (k)	50	26
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6888% 4/25/35 (k)	4	4
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	$ 23	$ 23
Class A4, 3% 10/15/15 (f)	160	162
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Series 2011-1 Class A4, 2.23% 3/15/16	630	649
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	320	325
Series 2011-1 Class A2, 2.15% 1/15/16	310	315
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	262
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.7888% 4/25/34 (k)	6	2
Series 2005-R2 Class M1, 0.6888% 4/25/35 (k)	93	82
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (k)	2	2
Series 2004-W11 Class M2, 0.9388% 11/25/34 (k)	25	18
Series 2004-W7 Class M1, 0.7888% 5/25/34 (k)	27	19
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (k)	60	14
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0638% 4/25/34 (k)	110	84
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	218	220
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	226	226
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (f)(k)	6	5
Class B, 0.9898% 7/20/39 (f)(k)	12	5
Class C, 1.3398% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	292
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (k)	82	29
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	454	454
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,010
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2088% 4/25/34 (k)	$ 7	$ 3
Series 2004-4 Class M2, 1.0338% 6/25/34 (k)	27	12
Series 2005-3 Class MV1, 0.6588% 8/25/35 (k)	1	1
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (k)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (k)	13	6
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	223	223
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	29	29
Class A4, 2.98% 8/15/14	200	203
Series 2010-B Class A3, 0.98% 10/15/14	208	208
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	342
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (k)	43	13
Class M4, 1.2588% 1/25/35 (k)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (f)(k)	106	37
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	45	44
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (f)(k)	10	9
Series 2006-2A:
Class A, 0.4188% 11/15/34 (f)(k)	40	34
Class B, 0.5188% 11/15/34 (f)(k)	14	10
Class C, 0.6188% 11/15/34 (f)(k)	24	14
Class D, 0.9888% 11/15/34 (f)(k)	9	3
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (f)(k)	65	61
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5288% 8/25/33 (k)	31	22
Series 2003-5 Class A2, 0.9388% 12/25/33 (k)	1	1
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (k)	7	7
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (k)	56	20
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	23	23
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (k)	56	51
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (k)	$ 25	$ 22
Series 2006-A Class 2C, 1.6232% 3/27/42 (k)	43	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	3	3
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (k)	36	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (k)	4	3
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (k)	59	45
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (k)	63	45
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (k)	18	11
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	4
Series 2006-4 Class D, 1.3388% 5/25/32 (k)	32	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (k)	65	28
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.6398% 3/20/11 (d)(f)(k)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (k)	0*	0*
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (k)	2	2
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (k)	24	10
Class M4, 1.6888% 9/25/34 (k)	31	7
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (k)	67	33
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (k)	59	43
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (f)(k)	17	17
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (k)	57	21
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (k)	$ 3	$ 1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (f)(k)	60	1
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	316	317
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (f)(k)	81	47
TOTAL ASSET-BACKED SECURITIES (Cost $6,736)		6,907
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (k)	83	66
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	34
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (f)(k)	1	1
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (k)	47	43
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4398% 12/20/54 (f)(k)	271	157
Series 2006-2 Class C1, 1.1798% 12/20/54 (k)	242	140
Series 2006-3 Class C2, 0.7398% 12/20/54 (k)	50	29
Series 2006-4:
Class B1, 0.4198% 12/20/54 (k)	169	142
Class C1, 0.9998% 12/20/54 (k)	103	60
Class M1, 0.5798% 12/20/54 (k)	44	33
Series 2007-1:
Class 1C1, 0.8398% 12/20/54 (k)	84	49
Class 1M1, 0.5398% 12/20/54 (k)	54	40
Class 2C1, 1.1998% 12/20/54 (k)	38	22
Class 2M1, 0.7398% 12/20/54 (k)	70	52
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (k)	97	56
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (k)	$ 19	$ 14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	122	127
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (k)	79	59
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	38
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (k)	36	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (k)	52	35
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (k)	88	69
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5888% 7/10/35 (f)(k)	26	22
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (f)(k)	6	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)	2	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (k)	16	15
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (k)	148	118
TOTAL PRIVATE SPONSOR		1,450
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	16	17
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $683)		1,467
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (k)	20	20
Class A6, 7.5234% 2/14/43 (k)	88	89
Class PS1, 1.4221% 2/14/43 (k)(m)	116	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (k)	68	71
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 238	$ 238
Class A3, 5.39% 9/10/47	105	110
Series 2006-6 Class A3, 5.369% 10/10/45	150	160
Series 2007-4 Class A3, 5.9835% 2/10/51 (k)	75	78
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	3
Series 2007-3:
Class A3, 5.8366% 6/10/49 (k)	125	128
Class A4, 5.8366% 6/10/49 (k)	156	174
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	184
Series 2004-2:
Class A3, 4.05% 11/10/38	9	9
Class A4, 4.153% 11/10/38	95	97
Series 2005-1 Class A3, 4.877% 11/10/42	28	28
Series 2007-1 Class A2, 5.381% 1/15/49	33	33
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1 Class K, 6.15% 5/11/35 (f)	13	13
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	233	243
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (f)(k)	32	31
Class D, 0.5988% 3/15/22 (f)(k)	33	32
Class E, 0.6388% 3/15/22 (f)(k)	27	26
Class F, 0.7088% 3/15/22 (f)(k)	28	27
Class G, 0.7688% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (f)(k)	33	32
Class E, 0.4788% 10/15/19 (f)(k)	55	53
Class F, 0.5488% 10/15/19 (f)(k)	128	121
Class G, 0.5688% 10/15/19 (f)(k)	49	46
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class A, 0.5988% 4/25/34 (f)(k)	38	31
Class B, 2.1388% 4/25/34 (f)(k)	4	2
Class M1, 0.7988% 4/25/34 (f)(k)	3	2
Class M2, 1.4388% 4/25/34 (f)(k)	3	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (f)(k)	$ 59	$ 41
Class M1, 0.6688% 8/25/35 (f)(k)	4	2
Class M2, 0.7188% 8/25/35 (f)(k)	6	3
Class M3, 0.7388% 8/25/35 (f)(k)	3	1
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (f)(k)	21	14
Class M1, 0.6788% 11/25/35 (f)(k)	3	2
Class M2, 0.7288% 11/25/35 (f)(k)	4	2
Class M3, 0.7488% 11/25/35 (f)(k)	3	2
Class M4, 0.8388% 11/25/35 (f)(k)	4	2
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (f)(k)	59	41
Class B1, 1.6388% 1/25/36 (f)(k)	5	1
Class M1, 0.6888% 1/25/36 (f)(k)	19	8
Class M2, 0.7088% 1/25/36 (f)(k)	6	2
Class M3, 0.7388% 1/25/36 (f)(k)	8	3
Class M4, 0.8488% 1/25/36 (f)(k)	5	1
Class M5, 0.8888% 1/25/36 (f)(k)	5	1
Class M6, 0.9388% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.5988% 4/25/36 (f)(k)	9	6
Class M1, 0.6188% 4/25/36 (f)(k)	3	2
Class M2, 0.6388% 4/25/36 (f)(k)	3	2
Class M3, 0.6588% 4/25/36 (f)(k)	3	2
Class M4, 0.7588% 4/25/36 (f)(k)	2	1
Class M5, 0.7988% 4/25/36 (f)(k)	2	1
Class M6, 0.8788% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (f)(k)	154	104
Class A2, 0.5188% 7/25/36 (f)(k)	8	5
Class B1, 1.1088% 7/25/36 (f)(k)	3	0*
Class B3, 2.9388% 7/25/36 (f)(k)	4	0*
Class M1, 0.5488% 7/25/36 (f)(k)	9	3
Class M2, 0.5688% 7/25/36 (f)(k)	6	2
Class M3, 0.5888% 7/25/36 (f)(k)	5	2
Class M4, 0.6588% 7/25/36 (f)(k)	3	1
Class M5, 0.7088% 7/25/36 (f)(k)	4	1
Class M6, 0.7788% 7/25/36 (f)(k)	6	1
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (f)(k)	2	0*
Class M4, 0.6688% 10/25/36 (f)(k)	7	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A: - continued
Class M5, 0.7188% 10/25/36 (f)(k)	$ 8	$ 0*
Class M6, 0.7988% 10/25/36 (f)(k)	16	1
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (f)(k)	28	18
Class A2, 0.5088% 12/25/36 (f)(k)	144	64
Class B1, 0.9388% 12/25/36 (f)(k)	4	0*
Class B2, 1.4888% 12/25/36 (f)(k)	2	0*
Class M1, 0.5288% 12/25/36 (f)(k)	9	3
Class M2, 0.5488% 12/25/36 (f)(k)	6	1
Class M3, 0.5788% 12/25/36 (f)(k)	6	1
Class M4, 0.6388% 12/25/36 (f)(k)	8	1
Class M5, 0.6788% 12/25/36 (f)(k)	6	1
Class M6, 0.7588% 12/25/36 (f)(k)	6	0*
Series 2007-1 Class A2, 0.5088% 3/25/37 (f)(k)	31	16
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (f)(k)	30	16
Class A2, 0.5588% 7/25/37 (f)(k)	28	9
Class B1, 1.8388% 7/25/37 (f)(k)	8	0*
Class M1, 0.6088% 7/25/37 (f)(k)	10	1
Class M2, 0.6488% 7/25/37 (f)(k)	5	0*
Class M3, 0.7288% 7/25/37 (f)(k)	5	0*
Class M4, 0.8888% 7/25/37 (f)(k)	11	1
Class M5, 0.9888% 7/25/37 (f)(k)	10	1
Class M6, 1.2388% 7/25/37 (f)(k)	12	0*
Series 2007-3:
Class A2, 0.5288% 7/25/37 (f)(k)	35	17
Class B1, 1.1888% 7/25/37 (f)(k)	7	1
Class B2, 1.8388% 7/25/37 (f)(k)	17	1
Class B3, 4.2388% 7/25/37 (f)(k)	0*	0*
Class M1, 0.5488% 7/25/37 (f)(k)	6	2
Class M2, 0.5788% 7/25/37 (f)(k)	7	1
Class M3, 0.6088% 7/25/37 (f)(k)	11	1
Class M4, 0.7388% 7/25/37 (f)(k)	17	2
Class M5, 0.8388% 7/25/37 (f)(k)	9	1
Class M6, 1.0388% 7/25/37 (f)(k)	6	1
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (f)(k)	3	0*
Class M1, 1.1888% 9/25/37 (f)(k)	11	1
Class M2, 1.2888% 9/25/37 (f)(k)	11	1
Class M4, 1.8388% 9/25/37 (f)(k)	28	1
Class M5, 1.9888% 9/25/37 (f)(k)	28	1
Class M6, 2.1888% 9/25/37 (f)(k)	28	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	$ 136	$ 5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	338	31
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (f)(k)	18	18
Class J, 1.0888% 3/15/19 (f)(k)	18	17
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (f)(k)	25	23
Class E, 0.5388% 3/15/22 (f)(k)	128	113
Class F, 0.5888% 3/15/22 (f)(k)	78	68
Class G, 0.6388% 3/15/22 (f)(k)	20	17
Class H, 0.7888% 3/15/22 (f)(k)	25	20
Class J, 0.9388% 3/15/22 (f)(k)	25	19
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	20	20
Series 2007-PW16 Class A4, 5.9046% 6/11/40 (k)	44	50
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(k)(m)	790	8
Series 2006-T22 Class A4, 5.7138% 4/12/38 (k)	9	10
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (f)(k)(m)	5,279	54
Series 2007-T28 Class X2, 0.3209% 9/11/42 (f)(k)(m)	2,840	17
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (f)(k)	32	27
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	91
Class XCL, 1.3344% 5/15/35 (f)(k)(m)	306	7
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (f)(k)	7	7
Class H, 0.6098% 8/15/21 (f)(k)	16	15
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (k)	67	69
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	472
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	77
Class C, 5.476% 12/11/49	141	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)	$ 75	$ 80
Series 2006-C1 Class B, 5.359% 8/15/48	225	16
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (f)(k)	3	3
Class H, 0.8588% 4/15/17 (f)(k)	8	7
Class J, 1.0888% 4/15/17 (f)(k)	6	4
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (f)(k)	46	44
Class D, 0.5788% 11/15/17 (f)(k)	2	2
Class E, 0.6288% 11/15/17 (f)(k)	9	8
Class F, 0.6888% 11/15/17 (f)(k)	7	6
Class G, 0.7388% 11/15/17 (f)(k)	5	4
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (f)(k)	107	97
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	219
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	127	123
Class AJFX, 5.478% 2/5/19 (f)	200	198
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	0*	0*
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	158	160
Class A3, 5.542% 1/15/49 (k)	150	161
Series 2007-C3 Class A4, 5.8672% 6/15/39 (k)	425	453
Series 2006-C4 Class AAB, 5.439% 9/15/39	231	234
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	72
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (f)(k)	268	202
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	0*	0*
Class A4, 4.75% 1/15/37	35	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (k)(m)	$ 24	$ 0*
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (f)(k)(m)	103	0*
Series 2006-C1 Class A3, 5.5958% 2/15/39 (k)	272	288
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (f)(k)	28	26
Class C:
0.4088% 2/15/22 (f)(k)	84	77
0.5088% 2/15/22 (f)(k)	30	27
Class F, 0.5588% 2/15/22 (f)(k)	60	52
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	443	442
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (k)(m)	1,088	7
Class B, 5.487% 2/15/40 (f)(k)	115	19
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	483
Series 2001-1 Class X1, 1.7136% 5/15/33 (f)(k)(m)	75	1
Series 2007-C1 Class XP, 0.3359% 12/10/49 (k)(m)	565	2
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (k)(m)	260	0
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (f)(k)	28	26
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	238
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (k)	64	64
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (f)(k)(m)	1,427	9
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (f)(k)	17	17
Class F, 0.6788% 6/6/20 (f)(k)	38	36
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(k)	44	44
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater: - continued
Series 2007-EOP: - continued
Class D, 2.2018% 3/6/20 (f)(k)	$ 117	$ 116
Class F, 2.6334% 3/6/20 (f)(k)	4	4
Class G, 2.7903% 3/6/20 (f)(k)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	16	16
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (f)(k)(m)	1,141	0
Series 2006-GG6 Class A2, 5.506% 4/10/38	216	216
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	36	36
Series 2007-GG10 Class A2, 5.778% 8/10/45	17	17
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (f)(k)	37	36
Class C, 0.4488% 11/15/18 (f)(k)	27	26
Class D, 0.4688% 11/15/18 (f)(k)	8	8
Class E, 0.5188% 11/15/18 (f)(k)	11	11
Class F, 0.5688% 11/15/18 (f)(k)	17	15
Class G, 0.5988% 11/15/18 (f)(k)	15	12
Class H, 0.7388% 11/15/18 (f)(k)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)	184	189
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	25	26
Class A3, 5.336% 5/15/47	31	34
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (k)	263	295
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (k)	187	188
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	123	124
Class A3, 5.42% 1/15/49	414	455
Series 2005-CB13 Class E, 5.5314% 1/12/43 (f)(k)	38	1
Series 2005-LDP3 Class A3, 4.959% 8/15/42	164	168
Series 2006-CB17 Class A3, 5.45% 12/12/43	19	20
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (k)	6	2
Class C, 5.9254% 2/12/49 (k)	17	3
Class D, 5.9254% 2/12/49 (k)	18	3
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	4
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.7393% 1/15/49 (f)(k)	39	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (k)	$ 58	$ 66
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	4	4
Series 2006-C7:
Class A2, 5.3% 11/15/38	44	44
Class A3, 5.347% 11/15/38	56	63
Series 2007-C1 Class A4, 5.424% 2/15/40	210	236
Series 2007-C2 Class A3, 5.43% 2/15/40	146	160
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (k)(m)	171	0*
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)	320	3
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (k)(m)	119	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	107
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	85
Class XCP, 0.4289% 9/15/45 (k)(m)	4,816	35
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (f)(k)	24	22
Class E, 0.5288% 9/15/21 (f)(k)	86	76
Class F, 0.5788% 9/15/21 (f)(k)	52	44
Class G, 0.5988% 9/15/21 (f)(k)	102	84
Class H, 0.6388% 9/15/21 (f)(k)	26	21
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (k)	42	43
Series 2005-LC1 Class F, 5.5591% 1/12/44 (f)(k)	65	36
Series 2006-C1 Class A2, 5.803% 5/12/39 (k)	69	71
Series 2007-C1 Class A4, 6.0324% 6/12/50 (k)	284	314
Series 2008-C1 Class A4, 5.69% 2/12/51	160	181
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (k)	8	8
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (k)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	58	60
Series 2007-5:
Class A3, 5.364% 8/12/48	499	512
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	$ 550	$ 591
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	263	283
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	275	286
Series 2006-4 Class XP, 0.8105% 12/12/49 (k)(m)	893	13
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	21
Series 2007-7 Class B, 5.936% 6/12/50 (k)	7	0*
Series 2007-8 Class A3, 6.1649% 8/12/49 (k)	65	71
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (f)(k)	16	9
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (f)(k)	43	39
Class D, 0.429% 10/15/20 (f)(k)	30	26
Class E, 0.489% 10/15/20 (f)(k)	38	31
Class F, 0.539% 10/15/20 (f)(k)	23	17
Class G, 0.579% 10/15/20 (f)(k)	28	20
Class H, 0.669% 10/15/20 (f)(k)	18	12
Class J, 0.819% 10/15/20 (f)(k)	10	4
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	74	75
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (k)	25	25
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (k)	46	47
Class A4, 5.8975% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.9838% 8/12/41 (k)	38	39
Series 2007-HQ12 Class A2, 5.7818% 4/12/49 (k)	476	485
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	123
Class B, 5.9075% 4/15/49 (k)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	552	568
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	3	3
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (f)(k)	78	62
Class F, 0.5798% 9/15/21 (f)(k)	85	65
Class G, 0.5998% 9/15/21 (f)(k)	80	59
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2006-WL7A: - continued
Class J, 0.8398% 9/15/21 (f)(k)	$ 18	$ 8
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (f)(k)	168	123
Class LXR1, 0.9388% 6/15/20 (f)(k)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	54	54
Series 2003-C8 Class A3, 4.445% 11/15/35	265	267
Series 2006-C29 Class A3, 5.313% 11/15/48	199	204
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	24
Class A4, 5.305% 12/15/43	377	401
Class A5, 5.342% 12/15/43	575	610
Series 2007-C31 Class A4, 5.509% 4/15/47	432	465
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (k)	192	194
Class A3, 5.9273% 6/15/49 (k)	127	135
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	68
Series 2005-C22:
Class B, 5.5332% 12/15/44 (k)	166	113
Class F, 5.5332% 12/15/44 (f)(k)	125	31
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	390
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	69
Class D, 5.513% 12/15/43 (k)	120	28
Class XP, 0.6679% 12/15/43 (f)(k)(m)	649	6
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	1,384	1,428
Series 2007-C32:
Class D, 5.9273% 6/15/49 (k)	56	15
Class E, 5.9273% 6/15/49 (k)	89	21
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (k)	50	55
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,958)		20,721
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	$ 100	$ 103
California Gen. Oblig.:
7.5% 4/1/34	465	585
7.55% 4/1/39	95	123
7.6% 11/1/40	240	313
7.625% 3/1/40	130	169
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	274
Series 2011, 5.877% 3/1/19	115	128
TOTAL MUNICIPAL SECURITIES (Cost $1,607)		1,695
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (f)	200	203
5.625% 4/4/42 (f)	200	204
United Mexican States 4.75% 3/8/44	360	364
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $749)		771
Fixed-Income Funds - 12.0%
	Shares
Fidelity High Income Central Fund 2 (l)	255,646	27,970
Fidelity Mortgage Backed Securities Central Fund (l)	927,725	101,308
TOTAL FIXED-INCOME FUNDS (Cost $121,436)		129,278
Money Market Funds - 2.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	29,782,029	$ 29,782
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,492,020	1,492
TOTAL MONEY MARKET FUNDS (Cost $31,274)		31,274
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,008,830)		1,081,576
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,970)
NET ASSETS - 100%		$ 1,073,606
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (1,000)	$ (1,050)
3.5% 6/1/42	(1,000)	(1,050)
4% 6/1/42	(200)	(213)
4.5% 6/13/42	(900)	(966)
5.5% 6/1/42	(1,400)	(1,526)
TOTAL TBA SALE COMMITMENTS (Proceeds $4,785)		$ (4,805)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
100 CME E-mini S&P 500 Index Contracts	June 2012	$ 6,546	$ (402)
The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000) (j)

	Sept. 2037	$ 133	$ (126)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000) (j)	Sept. 2037	89	(84)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)	Dec. 2034	73	(70)
TOTAL CREDIT DEFAULT SWAPS		296	(281)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 7,613	$ 39
		$ 7,909	$ (242)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,076,000 or 1.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $450,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $783,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 360
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity High Income Central Fund 2	1,447
Fidelity Mortgage Backed Securities Central Fund	2,094
Fidelity Securities Lending Cash Central Fund	31
Total	$ 3,605
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 1,447	$ -	$ 27,970	4.1%
Fidelity Mortgage Backed Securities Central Fund	96,249	8,096	3,986	101,308	0.6%
Total	$ 121,945	$ 9,543	$ 3,986	$ 129,278
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,200	$ 70,598	$ 158	$ 444
Consumer Staples	73,523	64,829	8,694	-
Energy	71,290	70,536	667	87
Financials	98,278	95,373	2,905	-
Health Care	75,831	75,831	-	-
Industrials	70,609	66,882	3,727	-
Information Technology	138,727	138,405	322	-
Materials	22,411	22,411	-	-
Telecommunication Services	12,489	12,489	-	-
Utilities	24,507	24,507	-	-
Corporate Bonds	82,772	-	82,772	-
U.S. Government and Government Agency Obligations	114,802	-	114,802	-
U.S. Government Agency - Mortgage Securities	33,024	-	33,024	-
Asset-Backed Securities	6,907	-	6,497	410
Collateralized Mortgage Obligations	1,467	-	1,411	56
Commercial Mortgage Securities	20,721	-	19,195	1,526
Municipal Securities	1,695	-	1,695	-
Foreign Government and Government Agency Obligations	771	-	771	-
Fixed-Income Funds	129,278	129,278	-	-
Money Market Funds	31,274	31,274	-	-
Total Investments in Securities:	$ 1,081,576	$ 802,413	$ 276,640	$ 2,523
Derivative Instruments:
Assets
Swap Agreements	$ 39	$ -	$ 39	$ -
Liabilities
Futures Contracts	$ (402)	$ (402)	$ -	$ -
Swap Agreements	$ (281)	$ -	$ (210)	$ (71)
Total Derivative Instruments:	$ (644)	$ (402)	$ (171)	$ (71)
Other Financial Instruments:
TBA Sale Commitments	$ (4,805)	$ -	$ (4,805)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,734
Total Realized Gain (Loss)	48
Total Unrealized Gain (Loss)	(99)
Cost of Purchases	2
Proceeds of Sales	(492)
Amortization/Accretion	58
Transfers in to Level 3	1,132
Transfers out of Level 3	(860)
Ending Balance	$ 2,523
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (67)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	7
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (71)
Realized gain (loss) on Swap Agreements for the period	$ (5)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ 7

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,014,594,000. Net unrealized appreciation aggregated $66,982,000, of which $107,736,000 related to appreciated investment securities and $40,754,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $296,000 representing .03% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012